SUBSEQUENT EVENTS (Details)						1 Months Ended											6 Months Ended	12 Months Ended
	Nov. 20, 2020 USD ($)	Oct. 19, 2020 $ / shares	Mar. 06, 2020 shares	Feb. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) item $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) subsidiary shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 shares	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Feb. 29, 2020 USD ($) $ / shares shares	Apr. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 24, 2015 USD ($)
Consideration for sale of shares | $												$ 25,000
Payments to Acquire Interest in Joint Venture																$ 5,000,000	¥ 34,881,000		$ 5,010,342	¥ 34,881,000	¥ 0	¥ 0
Term of convertible note (in years)																		1 year
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Refund claimed through civil suit													$ 8,100,000	¥ 57,500,000
Standby Equity Distribution Agreement [Member]
Conversion of Deposit, Shares Converted							26,838,360
Number of bitcoins exchanged | item							26,007
12% Convertible Senior Notes Due 2018
Principal amount | $																							$ 40,050,000
Subsequent Event
Consideration for sale of shares | $						$ 3,360,000
Issuance of warrants to purchase ADS										23,500,000
Number of ADS purchased										23,500,000
Offering price | $ / shares										$ 0.37
Number of warrants per ADS										1
Number of Additional Warrants Issued										3,525,000
Underwriting option period										45 days
License term (in years)	3 years
Aggregate amount of license | $	$ 13,000,000
Upfront payment | $	$ 3,000,000
Compliance period (in days)	180 days
Number of warrants per ADS after conversion | $ / shares		$ 0.1
Exercise price after conversion | $ / shares		$ 3.7
Conversion of Deposit, Shares Converted									5,000,000
Percentage of consideration received						10
Aggregate consideration | $															$ 500,000
Filecoin mining machines for cash consideration | $							$ 10,000,000
Subsequent Event | Thurgau Limited [Member]
Shares issued for services									3,040,050
Number of subsidiaries | subsidiary									3
Subsequent Event | Bitcoin Mining Machine [Member]
Consideration for sale of shares | $						$ 82,800,000
Percentage of consideration received						24,000
Total number units						10,252
Subsequent Event | Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Refund claimed through civil suit													$ 8,300,000	¥ 57,500,000
Subsequent Event | Share Subscription And Warrant Purchase Agreement [Member]
Term of convertible note (in years)						1 year	1 year
Principal amount | $						$ 20,000,000	$ 5,000,000
Aggregate warrants								207,891,840
Percentage of consideration received						15	6.0
Subsequent Event | Standby Equity Distribution Agreement [Member]
Repayment of convertible notes | $							$ 100,000,000
Period for exercising the right to convert							36 months
Global hash rate of bitcoin							0.36%
Subsequent Event | Class A ordinary shares
Shares issued for services						5,883,750	33,090,000
Shares issued for grants							32,190,000
Number of shares per ADS										3
Number of shares per ADS after conversion										30
Purchase price per unit | $ / shares						$ 1.3
Ordinary shares															3,300,000
Number of ordinary shares represented by each ADS			3
Market capitalization reaches | $							$ 400,000,000
Other market capitalization reaches | $							$ 500,000,000
Vested							900,000
Purchase agreements							9,231,240
Aggregate consideration for investors | $							$ 11,500,000
Subsequent Event | Class A ordinary shares | Third Party Services With Facilitation OfB usiness Transaction With Voodo [Member]
Shares issued for services											1,500,000
Subsequent Event | Class A ordinary shares | Third Party Services With Share Sale And Purchase [Member]
Shares issued for services											1,575,000
Subsequent Event | Class A ordinary shares | Hangzhou SuanLiTechnology Co., Ltd [Member]
Acquisition equity interest							70.00%
Acquisition consideration due diligence and valuation | $							$ 7,000,000
Acquisition consideration by issuance ADS | $ / shares							$ 82.89
Subsequent Event | Class A ordinary shares | Bitcoin Mining Machine [Member]
Shares issued for services						3,832,830
Purchase price per unit | $ / shares						$ 0.78
Total number units						8,489
Subsequent Event | Class A ordinary shares | Share Subscription And Warrant Purchase Agreement [Member]
Shares issued for services								8,108,100
Purchase price per unit | $ / shares							$ 0.0001	$ 0.1233
Percentage of consideration received						6.0	15
Ordinary shares							10,000,000
Aggregate consideration | $						$ 20,000,000	$ 5,000,000
Period for exercising the right to convert							360 days
Subsequent Event | Class A ordinary shares | Standby Equity Distribution Agreement [Member]
Purchase price per unit | $ / shares							$ 0.37
Subsequent Event | Class B ordinary shares
Number of additional ADS can be purchased										3,525,000
Number of additional warrants can be purchased										3,525,000
Payments to Acquire Interest in Joint Venture | $									$ 2,994,011
Subsequent Event | ADS
Shares issued for services						196,125
Purchase price per unit | $ / shares						$ 38.51
Percentage of consideration received						90
Ordinary shares															70,000
Subsequent Event | ADS | Third Party Services With Facilitation OfB usiness Transaction With Voodo [Member]
Shares issued for services											500,000
Subsequent Event | ADS | Third Party Services With Share Sale And Purchase [Member]
Shares issued for services											525,000
Subsequent Event | ADS | Bitcoin Mining Machine [Member]
Purchase price per unit | $ / shares						$ 23.35
Subsequent Event | ADS | Share Subscription And Warrant Purchase Agreement [Member]
Percentage of consideration received							10
Ordinary shares							50,000
Initial conversion price (in dollars per ADS) | $ / shares							$ 14
Subsequent Event | ADS | Standby Equity Distribution Agreement [Member]
Purchase price per unit | $ / shares							$ 11.18
Subsequent Event | 12% Convertible Senior Notes Due 2018
Repayment of convertible notes | $				$ 4,800,000	$ 4,800,000
Subsequent Event | Convertible notes issued to Iliad
Term of convertible note (in years)															1 year
Principal amount | $															$ 500,000
Initial conversion price (in dollars per ADS) | $ / shares															$ 1.05
Period for exercising the right to convert															6 months
Subsequent Event | Convertible notes issued to Iliad | Maximum
Outstanding balance convertible | $															$ 150,000
Subsequent Event | Forecast
Repayment of convertible notes | $															$ 4,800,000
Subsequent Event | Time Frame of 6 Months | Class A ordinary shares | Share Subscription And Warrant Purchase Agreement [Member]
Market capitalization | $								$ 100,000,000
Subsequent Event | Time Frame of 12 Months | Class A ordinary shares | Share Subscription And Warrant Purchase Agreement [Member]
Market capitalization | $								300,000,000
Subsequent Event | Time Frame of 24 Months | Class A ordinary shares | Share Subscription And Warrant Purchase Agreement [Member]
Market capitalization | $								500,000,000
Subsequent Event | Time Frame of 36 Months | Class A ordinary shares | Share Subscription And Warrant Purchase Agreement [Member]
Market capitalization | $								$ 1,000,000,000
Subsequent Event | The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Percentage of consideration received															90